Feb. 29, 2016

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

("Fund")

Supplement dated January 11, 2017

to the Fund's Class A, Class C, Class I, Class R and Class W Prospectus

dated February 29, 2016 ("Prospectus")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

            1.    The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.040 per share for Class W shares, and $0.036 per share for Class R shares for 2017 based on annual payment rates of 5.35% for Class A shares, 4.60% for Class C shares, 5.65% for Class I shares, 5.60% for Class W shares, and 5.10% for Class R shares.